Related parties balances and transactions - Schedule of related parties outstanding (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Jan. 03, 2021	Dec. 31, 2019
Related parties balances and transactions (Details) - Schedule of related parties outstanding [Line Items]
Trade accounts receivable from related parties	$ (24)	$ 610	$ (610)
Fundacion Betterware., A.C. [Member]
Related parties balances and transactions (Details) - Schedule of related parties outstanding [Line Items]
Trade accounts receivable from related parties	24		$ 610
Lease income	42
Donation	$ 920